UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: __
  This Amendment (Check only one.)      [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monarch Partners Asset Management, LLC
Address:  One International Place
          Boston, MA 02110

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Henry J Lawlor Jr
Title:  Chief Compliance Officer
Phone:  (617) 419-2202

Signature, Place, and Date of Signing:


/s/ Henry J Lawlor Jr    Boston, Massachusetts    January 30, 2013
[Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 87

Form 13F Information Table Value Total:  $124,168
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number            Name




Monarch Partners Asset Management, LLC

FORM 13F

Monarch Partners Asset Management LLC

                                   31-Dec-12



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

                                          Title                                                                   Voting Authority
                                          of                  Value      Shares   Sh/   Put/  Invstmt  Other     ------------------
Name of Issuer                            class      CUSIP    (x$1000)   Prn Amt  Prn   Call  Dscretn  Managers  Sole  Shared  None
-------------------                       -----      -----    --------   -------  ---   ----  -------  --------  ----  ------  ----

ACADIA HEALTHCARE CO INC                 com      00404A109      1248      53500   SH            Sole           17300         36200
AGREE REALTY CORP.                       com      008492100      948       35400   SH            Sole           2300          33100
AIRGAS INC                               com      009363102      1294      14175   SH            Sole           13075         1100
AMERICAN AXLE & MANUFACTURING            com      024061103      878       78400   SH            Sole           22200         56200
AMERICAN CAMPUS COMMUNITIES IN           com      024835100      295       6400    SH            Sole           5800          600
AMERICAN CAPITAL LTD.                    com      02503Y103      615       51283   SH            Sole           37483         13800
ARRIS GROUP INC                          com      04269Q100      1799      120431  SH            Sole           75931         44500
ASCENA RETAIL GROUP INC                  com      04351G101      994       53828   SH            Sole           48828         5000
ASPEN INSURANCE HOLDINGS LTD             com      G05384105      1823      56818   SH            Sole           15718         41100
BANNER CORP.                             com      06652V208      2635      85733   SH            Sole           49053         36680
BIG 5 SPORTING GOODS CORP.               com      08915P101      652       49800   SH            Sole                         49800
BLACK HILLS CORP.                        com      092113109      1893      52100   SH            Sole           28500         23600
BOB EVANS FARMS INC.                     com      096761101      1608      40000   SH            Sole           11066         28934
C&J ENERGY SERVICES INC                  com      12467B304      1116      52043   SH            Sole           11643         40400
CAMPUS CREST COMMUNITIES INC             com      13466Y105      1089      88800   SH            Sole                         88800
CENTER BANCORP INC.                      com      151408101      477       41200   SH            Sole                         41200
CIT GROUP INC                            com      125581801      2118      54814   SH            Sole           48014         6800
CLECO CORP NEW COM                       com      12561W105      2819      70459   SH            Sole           31403         39056
CMS ENERGY CORP COM                      com      125896100      353       14499   SH            Sole           10899         3600
COLUMBUS MCKINNON CORP.                  com      199333105      577       34900   SH            Sole                         34900
COMMUNITY HEALTH SYSTEMS INC             com      203668108      2339      76100   SH            Sole           43100         33000
COOPER COS.                              com      216648402      287       3100    SH            Sole           1200          1900
DELTIC TIMBER CORP.                      com      247850100      1003      14197   SH            Sole           3797          10400
DELUXE CORP.                             com      248019101      3750      116317  SH            Sole           56117         60200
EAGLE BANCORP INC. (MARYLAND)            com      268948106      2856      143000  SH            Sole           72800         70200
EAST WEST BANCORP INC COM                com      27579R104      1053      49000   SH            Sole           11500         37500
EL PASO ELECTRIC CO.                     com      283677854      2214      69383   SH            Sole           33783         35600
ENERGY XXI BERMUDA                       com      G10082140      1103      34302   SH            Sole           10324         23978
ETHAN ALLEN INTERIORS INC.               com      297602104      1601      62276   SH            Sole           36676         25600
EVERCORE PARTNERS INC CL A               com      29977A105      3012      99783   SH            Sole           49754         50029
FARMER BROS. CO.                         com      307675108      460       31900   SH            Sole                         31900
FLY LEASING LTD.                         com      34407D109      952       77233   SH            Sole           34455         42778
GENESCO INC COM                          com      371532102      849       15445   SH            Sole           4245          11200
GEO GROUP INC                            com      36159R103      2862      101488  SH            Sole           57503         43985
GP STRATEGIES CORP.                      com      36225V104      2630      127342  SH            Sole           63969         63373
GRAHAM CORP.                             com      384556106      433       22200   SH            Sole                         22200
GRAPHIC PACKAGING HOLDING CO.            com      388689101      3101      480086  SH            Sole           264353       215733
HEALTHSOUTH CORP.                        com      421924309      853       40431   SH            Sole           11931         28500
HILLTOP HOLDINGS INC.                    com      432748101      1655      122200  SH            Sole           28200         94000
HOLOGIC INC                              com      436440101      1527      76300   SH            Sole           68000         8300
HOME LOAN SERVICING SOLUTION             com      G6648D109      1907      100899  SH            Sole           57399         43500
HORNBECK OFFSHORE SERVICES INC           com      440543106      1196      34816   SH            Sole           22916         11900
INNERWORKINGS INC.                       com      45773Y105      145       10500   SH            Sole           4100          6400
INNOSPEC INC.                            com      45768S105      689       19978   SH            Sole           5378          14600
INVESTORS BANCORP INC.                   com      46146P102      791       44500   SH            Sole                         44500
JOY GLOBAL INC                           com      481165108      1818      28500   SH            Sole           25700         2800
KANSAS CITY SOUTHERN COM NEW             com      485170302      382       4575    SH            Sole           3275          1300
LEAPFROG ENTERPRISES INC. (CL            com      52186N106      393       45500   SH            Sole                         45500
LIONS GATE ENTERTAINMENT COR             com      535919203      1569      95680   SH            Sole           24680         71000
LSB INDUSTRIES INC.                      com      502160104      803       22674   SH            Sole           6264          16410
MANHATTAN ASSOCIATES INC.                com      562750109      3047      50500   SH            Sole           27500         23000
MEN'S WEARHOUSE INC.                     com      587118100      1019      32700   SH            Sole           8100          24600
METALS USA HOLDINGS CORP                 com      59132A104      645       36900   SH            Sole                         36900
MICROS SYSTEMS INC.                      com      594901100      390       9200    SH            Sole           6700          2500
NATIONSTAR MORTGAGE HOLDINGS             com      63861C109      3177      102535  SH            Sole           54635         47900
NETSCOUT SYSTEMS INC.                    com      64115T104      2214      85178   SH            Sole           44378         40800
NUANCE COMMUNICATIONS INC                com      67020Y100      334       14944   SH            Sole           10748         4196
OCWEN FINANCIAL CORP.                    com      675746309      1381      39913   SH            Sole           37313         2600
ONE BEACON INSURANCE GROUP               com      G67742109      2579      185521  SH            Sole           106221        79300
PACWEST BANCORP.                         com      695263103      2626      106000  SH            Sole           61000         45000
PERKINELMER INC.                         com      714046109      2628      82793   SH            Sole           50893         31900
PHH CORP                                 com      693320202      3556      156310  SH            Sole           80658         75652
RAMCOGERSHENSON PROPERTIES               com      751452202      2410      181079  SH            Sole           96266         84813
REDWOOD TRUST INC                        com      758075402      986       58406   SH            Sole           17506         40900
RENT-A-CENTER INC.                       com      76009N100      564       16403   SH            Sole                         16403
RF MICRO DEVICES INC.                    com      749941100      2392      534000  SH            Sole           318200        215800
RYDER SYSTEM INC                         com      783549108      1168      23400   SH            Sole           6500          16900
RYMAN HOSPITALITY PROPERTIES             com      78377T107      2936      76349   SH            Sole           44113         32236
SKECHERS USA INC. (CL A)                 com      830566105      631       34100   SH            Sole                         34100
SNAP ON INC                              com      833034101      1119      14161   SH            Sole           13031         1130
SNYDERS-LANCE INC.                       com      833551104      1969      81614   SH            Sole           54314         27300
SONIC CORP.                              com      835451105      902       86600   SH            Sole           23900         62700
SPECTRUM BRANDS HOLDINGS INC.            com      84763R101      1129      25129   SH            Sole           5142          19987
SPIRIT AIRLINES INC                      com      848577102      1014      57215   SH            Sole           17015         40200
STAG INDUSTRIAL INC.                     com      85254J102      1319      73400   SH            Sole           15400         58000
SUMMIT HOTEL PROPERTIES INC.             com      866082100      1740      183164  SH            Sole           44464         138700
THORATEC CORP.                           com      885175307      1421      37864   SH            Sole           8364          29500
TIMKEN CO                                com      887389104      1727      36100   SH            Sole           32000         4100
TITAN MACHINERY INC.                     com      88830R101      593       24000   SH            Sole                         24000
TMS INTERNATIONAL CORP-A                 com      87261Q103      606       48400   SH            Sole                         48400
TRIANGLE PETROLEUM CORP                  com      89600B201      455       76000   SH            Sole                         76000
TRIMAS CORP.                             com      896215209      644       22976   SH            Sole                         22976
US SILICA HOLDINGS INC                   com      90346E103      969       57900   SH            Sole           16000         41900
VOCUS INC.                               com      92858J108      1050      60416   SH            Sole           16816         43600
VOLTERRA SEMICONDUCTOR CORP.             com      928708106      1252      72915   SH            Sole           20215         52700
WALTER INVESTMENT MANAGEMENT C           com      93317W102      869       20200   SH            Sole           5600          14600
WHITING PETE CORP NEW                    com      966387102      1245      28700   SH            Sole           24700         4000
